Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Morgan Stanley US Government Securities Trust (Prospectus Summary): | Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000730044_SupplementTextBlock

Morgan Stanley

June 13, 2011

Supplement

SUPPLEMENT DATED JUNE 13, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 29, 2011

The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may invest in restricted and illiquid securities.

The following disclosure is hereby added as the fifth paragraph under the section of the Prospectus titled "Fund Summary—Principal Risks":

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

USGSPT 6/11

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the last sentence of the second paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in restricted and illiquid securities.
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added as the fifth paragraph under the section of the Prospectus titled "Fund Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Morgan Stanley US Government Securities Trust | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGAX
Morgan Stanley US Government Securities Trust | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGBX
Morgan Stanley US Government Securities Trust | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGCX
Morgan Stanley US Government Securities Trust | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGDX